Insurance (Guarantees Related to Annuity Contracts) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Variable Annuity Guarantees: | Guaranteed Death Benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value	$ 66,176	$ 67,425
Separate account value	43,359	43,209
Net amount at risk	$ 1,842	$ 1,932
Average attained age of contractholders	64 years	64 years
Variable Annuity Guarantees: | Guaranteed Annuitization Benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value	$ 25,335	$ 25,365
Separate account value	23,330	23,446
Net amount at risk	$ 521	$ 384
Average attained age of contractholders	65 years	64 years
Other Annuity Guarantees: | Guaranteed Annuitization Benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value	$ 1,393	$ 1,560
Net amount at risk	$ 490	$ 422
Average attained age of contractholders	50 years	51 years